UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        9

Form 13F Information Table Value Total:   $128,611
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

1. Name: MMI Investments, LP       13F File Number:  028-12272


                                                    FORM 13F INFORMATION TABLE

                                                        September 30, 2010

COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5     COLUMN 6       COLUMN 7        COLUMN 8

                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT PRN CALL  DISCRETION    MANAGERS   SOLE    SHARED  NONE

ACTUANT CORP                   CL A NEW        00508X203    4,523    197,000  SH       SHARED-DEFINED    1       197,000
APPLIED SIGNAL TECHNOLOGY IN   COM             038237103   10,164    408,500  SH       SHARED-DEFINED    1       408,500
BRINKS CO                      COM             109696104    4,480    194,800  SH       SHARED-DEFINED    1       194,800
COMMSCOPE INC                  COM             203372107   21,404    901,600  SH       SHARED-DEFINED    1       901,600
CORE MARK HOLDING CO INC       COM             218681104   21,982    710,000  SH       SHARED-DEFINED    1       710,000
DHT HOLDINGS INC               COM             Y2065G105   19,758  4,784,000  SH       SHARED-DEFINED    1     4,784,000
DUCOMMUN INC DEL               COM             264147109    5,173    237,500  SH       SHARED-DEFINED    1       237,500
EMS TECHNOLOGIES INC           COM             26873N108   20,202  1,084,400  SH       SHARED-DEFINED    1     1,084,400
UNISYS CORP                    COM NEW         909214306   20,925    750,000  SH       SHARED-DEFINED    1       750,000



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